CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	ADARA ACQUISITION CORP Class B common Stock Common Stock [Member]	ADARA ACQUISITION CORP Additional Paid-in Capital [Member]	ADARA ACQUISITION CORP Retained Earnings [Member]	ADARA ACQUISITION CORP	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at the beginning at Jun. 30, 2019					$ 42,951,000	$ 3,510,000	$ 44,016,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)						5,361,000	5,361,000
Balances at the end at Jun. 30, 2020					46,811,000	8,871,000	52,919,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)						34,178,000	34,178,000
Balances at the end at Jun. 30, 2021					40,000,000	43,049,000	80,302,000
Balances at the beginning at Dec. 31, 2020	$ 288	$ 24,712	$ (5,476)	$ 19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400		288,400
Issuance of Representative Warrants		100		100
Net Income(Loss)			3,244,206	3,244,206
Balances at the end at Dec. 31, 2021	$ 288		(4,367,476)	(4,367,188)	40,000,000	72,575,000	109,828,000
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Balances at the beginning at Jun. 30, 2021					40,000,000	43,049,000	80,302,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)						29,526,000	29,526,000
Balances at the end at Dec. 31, 2021	$ 288		(4,367,476)	(4,367,188)	40,000,000	72,575,000	109,828,000
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Balances at the beginning at Jun. 30, 2021					40,000,000	43,049,000	80,302,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)						28,619,000	28,619,000
Balances at the end at Jun. 30, 2022					40,000,000	71,668,000	108,928,000
Balances at the beginning at Sep. 30, 2021					40,000,000	48,721,000	85,974,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)						23,854,000	23,854,000
Balances at the end at Dec. 31, 2021	$ 288		(4,367,476)	(4,367,188)	40,000,000	72,575,000	109,828,000
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount			(990,715)	(990,715)
Net Income(Loss)			2,943,538	2,943,538
Balances at the end at Dec. 31, 2022	$ 288	0	(2,414,653)	(2,414,365)	46,592,000	48,643,000	92,495,000
Balance at the end (in shares) at Dec. 31, 2022	2,875,000
Balances at the beginning at Jun. 30, 2022					40,000,000	71,668,000	108,928,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)						(23,025,000)	(23,025,000)
Balances at the end at Dec. 31, 2022	$ 288	0	(2,414,653)	(2,414,365)	46,592,000	48,643,000	92,495,000
Balance at the end (in shares) at Dec. 31, 2022	2,875,000
Balances at the beginning at Sep. 30, 2022					40,000,000	64,158,000	101,418,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income(Loss)							(15,515,000)
Balances at the end at Dec. 31, 2022	$ 288	$ 0	$ (2,414,653)	$ (2,414,365)	$ 46,592,000	$ 48,643,000	$ 92,495,000
Balance at the end (in shares) at Dec. 31, 2022	2,875,000